                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Norwest Venture Partners VIII, LP

Address:  525 University Avenue, Suite 800
          Palo Alto, CA 94301

Form 13F File Number: 028-13384

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kurt L. Betcher

Title:  Chief Financial Officer

Phone:  650-289-2243

Signature, Place, and Date of Signing:

/s/ Kurt L. Betcher                    Palo Alto, CA          October 13, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  4
Form 13F Information Table Value Total:  $251,663
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                         TITLE
                          OF              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
    NAME OF ISSUER       CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    VOTING AUTHORITY

                                                                                             SOLE    SHARED NONE
Extreme Networks, Inc...  COM  30226D106   2,796     998,578 SH   --     SOLE       --       998,578   --    --
Occam Networks, Inc.....  COM  67457P101   7,065   1,909,493 SH   --     SOLE       --     1,909,493   --    --
NetApp, Inc.............  COM  64120L104  40,246   1,508,460 SH   --     SOLE       --     1,508,460   --    --
Rackspace Hosting, Inc..  COM  750086100 201,556  11,814,525 SH   --     SOLE       --    11,814,525   --    --